Pay vs Performance Disclosure - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2022	Dec. 31, 2022	Dec. 14, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and the Company’s financial performance for the fiscal years listed below. You should refer to our Compensation Discussion and Analysis (“CD&A”) for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.
The following table discloses information on “compensation actually paid” (“CAP”) to our principal executive officers (“PEOs”) and to our other NEOs on an average basis (“non-PEO NEOs”) during the specified years alongside total shareholder return (“TSR”) and net income metrics, as well as a Company-selected measure of Adjusted EBITDA, which is a non-GAAP measure. See Annex A of this Proxy Statement for a reconciliation of non-GAAP financial measures to our results as reported under GAAP.
The Company believes that Adjusted EBITDA is the most important financial metric in linking actual incentives earned by our NEOs to Company performance. The majority (60%) of target annual cash incentive award opportunities for our NEOs are tied to Adjusted EBITDA goals. The PSAs granted to the NEOs in Fiscal 2025 provided for the issuance of shares based on the level of attainment of cumulative Adjusted EBITDA over a two-year performance period (weighted 75%) and cumulative Adjusted EPS over the two-year performance period (a non-GAAP financial measure) (weighted 25%).
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2020. As permitted by SEC rules, the peer group referenced for purposes of the TSR comparison is the group of companies included in the Dow Jones US Business Training & Employment Agencies Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.

							Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO – Clark ($)(b)(1)	Summary Compensation Table Total for PEO – Martins ($)(b)(1)	Compensation Actually Paid to PEO – Clark ($)(c)(1)	Compensation Actually Paid to PEO – Martins ($)(c)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(d)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(e)(1)	Total Shareholder Return ($)(f)	Peer Group Total Shareholder Return ($)(g)	Net Income ($)(h)	Company Selected Measure Adjusted EBITDA ($)(i)
2025(2)	2,337,134	888,462	2,306,706	986,061	771,675	582,703	91.32	63.51	(94,841,934)	26,799,500
2024(3)	N/A	3,541,144	N/A	1,466,865	944,232	440,337	204.74	87.96	(14,556,062)	49,073,400
2023(4)	N/A	3,511,756	N/A	1,516,035	1,133,823	335,914	255.24	91.22	72,630,799	144,420,693
2022(5)	483,840	3,285,738	(1,659,783)	4,131,136	1,585,715	1,636,920	299.55	95.32	188,460,809	301,716,323
2021(6)	4,446,758	N/A	17,863,020	N/A	1,446,211	3,577,462	312.97	135.30	132,002,036	162,053,021

(1)	Mr. Clark served as PEO until March 31, 2022, when Mr. Martins succeeded him. Mr. Martins then served as PEO until December 14, 2025. On December 14, 2025, Mr. Clark again became PEO.
The following non-PEO NEOs are included in the average figures shown in columns (d) and (e):
2025: William J. Burns, Susan E. Ball, Marc Krug, and Phillip L. Noe
2024: William J. Burns, Susan E. Ball, Marc Krug, Phillip L. Noe, and Daniel J. White
2022 and 2023: William J. Burns, Susan E. Ball, Daniel J. White, and Marc Krug
2021: John A. Martins, William J. Burns, Susan E. Ball, and Buffy S. White
The methodology for calculating amounts presented in the columns “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs,” including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table totals to arrive at the values presented for CAP, are provided in the below footnotes to the table.

Note (2) - 2025 Adjustments	PEO - Clark ($)	PEO - Martins ($)	Average non-PEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,177,134)	—	(414,282)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,196,113	—	417,893
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	345,481	(126,379)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(49,407)	(247,882)	(66,204)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—
Total Adjustments	(30,428)	97,599	(188,972)
Summary Compensation Table Total	2,337,134	888,462	—
Average Summary Compensation Table Total	—	—	771,675
Compensation Actually Paid	2,306,706	986,061	—
Average Compensation Actually Paid	—	—	582,703

Note (3) - 2024 Adjustments	PEO – Martins ($)	Average non-PEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,406,269)	(397,710)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,167,143	192,906
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(663,279)	(129,491)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(171,874)	(85,614)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(83,986)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustments	(2,074,279)	(503,895)
Summary Compensation Table Total	3,541,144	—
Average Summary Compensation Table Total	—	944,232
Compensation Actually Paid	1,466,865	—
Average Compensation Actually Paid	—	440,337

Note (4) - 2023 Adjustments	PEO - Martins ($)	Average non-PEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,406,275)	(541,271)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,525,483	343,145
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,043,746)	(447,151)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(71,183)	(152,632)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustments	(1,995,721)	(797,909)
Summary Compensation Table Total	3,511,756	—
Average Summary Compensation Table Total	—	1,133,823
Compensation Actually Paid	1,516,035	—
Average Compensation Actually Paid	—	335,914

Note (5) - 2022 Adjustments	PEO - Clark ($)	PEO - Martins ($)	Average non-PEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(125,009)	(1,450,026)	(526,282)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	191,331	2,355,724	865,732
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(433,563)	(26,220)	(59,505)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,776,382)	(34,080)	(228,740)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—
Total Adjustments	(2,143,623)	845,398	51,205
Summary Compensation Table Total	483,840	3,285,738
Average Summary Compensation Table Total	—	—	1,585,715
Compensation Actually Paid	(1,659,783)	4,131,136	—
Average Compensation Actually Paid	—	—	1,636,920

Note (6) - 2021 Adjustments	PEO - Clark ($)	Average non-PEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,268,758)	(432,826)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	5,395,467	1,029,328
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	9,726,542	1,434,406
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	563,011	100,343
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustments	13,416,262	2,131,251
Summary Compensation Table Total	4,446,758
Average Summary Compensation Table Total	—	1,446,211
Compensation Actually Paid	17,863,020	—
Average Compensation Actually Paid	—	3,577,462

Company Selected Measure Name					Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Mr. Clark served as PEO until March 31, 2022, when Mr. Martins succeeded him. Mr. Martins then served as PEO until December 14, 2025. On December 14, 2025, Mr. Clark again became PEO.
The following non-PEO NEOs are included in the average figures shown in columns (d) and (e):
2025: William J. Burns, Susan E. Ball, Marc Krug, and Phillip L. Noe
2024: William J. Burns, Susan E. Ball, Marc Krug, Phillip L. Noe, and Daniel J. White
2022 and 2023: William J. Burns, Susan E. Ball, Daniel J. White, and Marc Krug
2021: John A. Martins, William J. Burns, Susan E. Ball, and Buffy S. White

Peer Group Issuers, Footnote
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2020. As permitted by SEC rules, the peer group referenced for purposes of the TSR comparison is the group of companies included in the Dow Jones US Business Training & Employment Agencies Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.

Adjustment To PEO Compensation, Footnote
The methodology for calculating amounts presented in the columns “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs,” including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table totals to arrive at the values presented for CAP, are provided in the below footnotes to the table.

Note (2) - 2025 Adjustments	PEO - Clark ($)	PEO - Martins ($)	Average non-PEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,177,134)	—	(414,282)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,196,113	—	417,893
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	345,481	(126,379)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(49,407)	(247,882)	(66,204)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—
Total Adjustments	(30,428)	97,599	(188,972)
Summary Compensation Table Total	2,337,134	888,462	—
Average Summary Compensation Table Total	—	—	771,675
Compensation Actually Paid	2,306,706	986,061	—
Average Compensation Actually Paid	—	—	582,703

Note (3) - 2024 Adjustments	PEO – Martins ($)	Average non-PEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,406,269)	(397,710)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,167,143	192,906
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(663,279)	(129,491)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(171,874)	(85,614)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(83,986)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustments	(2,074,279)	(503,895)
Summary Compensation Table Total	3,541,144	—
Average Summary Compensation Table Total	—	944,232
Compensation Actually Paid	1,466,865	—
Average Compensation Actually Paid	—	440,337

Note (4) - 2023 Adjustments	PEO - Martins ($)	Average non-PEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,406,275)	(541,271)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,525,483	343,145
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,043,746)	(447,151)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(71,183)	(152,632)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustments	(1,995,721)	(797,909)
Summary Compensation Table Total	3,511,756	—
Average Summary Compensation Table Total	—	1,133,823
Compensation Actually Paid	1,516,035	—
Average Compensation Actually Paid	—	335,914

Note (5) - 2022 Adjustments	PEO - Clark ($)	PEO - Martins ($)	Average non-PEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(125,009)	(1,450,026)	(526,282)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	191,331	2,355,724	865,732
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(433,563)	(26,220)	(59,505)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,776,382)	(34,080)	(228,740)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—
Total Adjustments	(2,143,623)	845,398	51,205
Summary Compensation Table Total	483,840	3,285,738
Average Summary Compensation Table Total	—	—	1,585,715
Compensation Actually Paid	(1,659,783)	4,131,136	—
Average Compensation Actually Paid	—	—	1,636,920

Note (6) - 2021 Adjustments	PEO - Clark ($)	Average non-PEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,268,758)	(432,826)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	5,395,467	1,029,328
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	9,726,542	1,434,406
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	563,011	100,343
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustments	13,416,262	2,131,251
Summary Compensation Table Total	4,446,758
Average Summary Compensation Table Total	—	1,446,211
Compensation Actually Paid	17,863,020	—
Average Compensation Actually Paid	—	3,577,462

Non-PEO NEO Average Total Compensation Amount					$ 771,675	$ 944,232	$ 1,133,823	$ 1,585,715	$ 1,446,211
Non-PEO NEO Average Compensation Actually Paid Amount					$ 582,703	440,337	335,914	1,636,920	3,577,462
Adjustment to Non-PEO NEO Compensation Footnote
The methodology for calculating amounts presented in the columns “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs,” including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table totals to arrive at the values presented for CAP, are provided in the below footnotes to the table.

Note (2) - 2025 Adjustments	PEO - Clark ($)	PEO - Martins ($)	Average non-PEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,177,134)	—	(414,282)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,196,113	—	417,893
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	345,481	(126,379)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(49,407)	(247,882)	(66,204)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—
Total Adjustments	(30,428)	97,599	(188,972)
Summary Compensation Table Total	2,337,134	888,462	—
Average Summary Compensation Table Total	—	—	771,675
Compensation Actually Paid	2,306,706	986,061	—
Average Compensation Actually Paid	—	—	582,703

Note (3) - 2024 Adjustments	PEO – Martins ($)	Average non-PEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,406,269)	(397,710)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,167,143	192,906
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(663,279)	(129,491)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(171,874)	(85,614)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(83,986)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustments	(2,074,279)	(503,895)
Summary Compensation Table Total	3,541,144	—
Average Summary Compensation Table Total	—	944,232
Compensation Actually Paid	1,466,865	—
Average Compensation Actually Paid	—	440,337

Note (4) - 2023 Adjustments	PEO - Martins ($)	Average non-PEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,406,275)	(541,271)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,525,483	343,145
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,043,746)	(447,151)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(71,183)	(152,632)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustments	(1,995,721)	(797,909)
Summary Compensation Table Total	3,511,756	—
Average Summary Compensation Table Total	—	1,133,823
Compensation Actually Paid	1,516,035	—
Average Compensation Actually Paid	—	335,914

Note (5) - 2022 Adjustments	PEO - Clark ($)	PEO - Martins ($)	Average non-PEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(125,009)	(1,450,026)	(526,282)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	191,331	2,355,724	865,732
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(433,563)	(26,220)	(59,505)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,776,382)	(34,080)	(228,740)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—
Total Adjustments	(2,143,623)	845,398	51,205
Summary Compensation Table Total	483,840	3,285,738
Average Summary Compensation Table Total	—	—	1,585,715
Compensation Actually Paid	(1,659,783)	4,131,136	—
Average Compensation Actually Paid	—	—	1,636,920

Note (6) - 2021 Adjustments	PEO - Clark ($)	Average non-PEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,268,758)	(432,826)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	5,395,467	1,029,328
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	9,726,542	1,434,406
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	563,011	100,343
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustments	13,416,262	2,131,251
Summary Compensation Table Total	4,446,758
Average Summary Compensation Table Total	—	1,446,211
Compensation Actually Paid	17,863,020	—
Average Compensation Actually Paid	—	3,577,462

Compensation Actually Paid vs. Total Shareholder Return					As shown in the above chart, CAP generally correlates to Company TSR, with the exception of Fiscal 2025 PEO CAP, which reflects changes in PEO compensation as a result of the CEO leadership change.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
PEO CAP and non-PEO NEOs CAP include long-term incentive awards, of which a certain percentage, ranging from 35% in Fiscal 2021 to 40% in Fiscal 2025, are tied to the future performance of the Company, including Adjusted EBITDA.

Total Shareholder Return Vs Peer Group
TSR in the above chart, in the case of both the Company and the Dow Jones US Business Training & Employment Agencies Index as noted in the Pay versus Performance table, reflects the cumulative return of $100 as if invested on December 31, 2021.

Tabular List, Table
As required, below is an unranked list of the most important measures used by the Company to link compensation actually paid to all our NEOs, including the PEO, to Company performance for Fiscal 2025. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis.”

2025 Most Important Measures (Unranked)
Revenue
Adjusted EBITDA
Adjusted EPS

Total Shareholder Return Amount					$ 91.32	204.74	255.24	299.55	312.97
Peer Group Total Shareholder Return Amount					63.51	87.96	91.22	95.32	135.3
Net Income (Loss)					$ (94,841,934)	$ (14,556,062)	$ 72,630,799	$ 188,460,809	$ 132,002,036
Company Selected Measure Amount					26,799,500	49,073,400	144,420,693	301,716,323	162,053,021
PEO Name	Mr. Clark	Mr. Clark	Mr. Martins	Mr. Martins		Mr. Martins	Mr. Martins		Mr. Clark
Measure:: 1
Pay vs Performance Disclosure
Name					Revenue
Measure:: 2
Pay vs Performance Disclosure
Name					Adjusted EBITDA
Non-GAAP Measure Description
The following table discloses information on “compensation actually paid” (“CAP”) to our principal executive officers (“PEOs”) and to our other NEOs on an average basis (“non-PEO NEOs”) during the specified years alongside total shareholder return (“TSR”) and net income metrics, as well as a Company-selected measure of Adjusted EBITDA, which is a non-GAAP measure. See Annex A of this Proxy Statement for a reconciliation of non-GAAP financial measures to our results as reported under GAAP.
The Company believes that Adjusted EBITDA is the most important financial metric in linking actual incentives earned by our NEOs to Company performance. The majority (60%) of target annual cash incentive award opportunities for our NEOs are tied to Adjusted EBITDA goals. The PSAs granted to the NEOs in Fiscal 2025 provided for the issuance of shares based on the level of attainment of cumulative Adjusted EBITDA over a two-year performance period (weighted 75%) and cumulative Adjusted EPS over the two-year performance period (a non-GAAP financial measure) (weighted 25%).

Measure:: 3
Pay vs Performance Disclosure
Name					Adjusted EPS
Mr. Clark [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 2,337,134			$ 483,840	$ 4,446,758
PEO Actually Paid Compensation Amount					2,306,706			(1,659,783)	17,863,020
Mr. Martins [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					888,462	$ 3,541,144	$ 3,511,756	3,285,738
PEO Actually Paid Compensation Amount					986,061	1,466,865	1,516,035	4,131,136
PEO | Mr. Clark [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(30,428)			(2,143,623)	13,416,262
PEO | Mr. Clark [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0			0	0
PEO | Mr. Clark [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0			0	0
PEO | Mr. Clark [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,177,134)			(125,009)	(2,268,758)
PEO | Mr. Clark [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,196,113			191,331	5,395,467
PEO | Mr. Clark [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0			(433,563)	9,726,542
PEO | Mr. Clark [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0			0	0
PEO | Mr. Clark [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(49,407)			(1,776,382)	563,011
PEO | Mr. Clark [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0			0	0
PEO | Mr. Clark [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0			0	0
PEO | Mr. Clark [Member] | Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0			0	0
PEO | Mr. Martins [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					97,599	(2,074,279)	(1,995,721)	845,398
PEO | Mr. Martins [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0
PEO | Mr. Martins [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0
PEO | Mr. Martins [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(2,406,269)	(2,406,275)	(1,450,026)
PEO | Mr. Martins [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	1,167,143	1,525,483	2,355,724
PEO | Mr. Martins [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					345,481	(663,279)	(1,043,746)	(26,220)
PEO | Mr. Martins [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0
PEO | Mr. Martins [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(247,882)	(171,874)	(71,183)	(34,080)
PEO | Mr. Martins [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0
PEO | Mr. Martins [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0
PEO | Mr. Martins [Member] | Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(188,972)	(503,895)	(797,909)	51,205	2,131,251
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(414,282)	(397,710)	(541,271)	(526,282)	(432,826)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					417,893	192,906	343,145	865,732	1,029,328
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(126,379)	(129,491)	(447,151)	(59,505)	1,434,406
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(66,204)	(85,614)	(152,632)	(228,740)	100,343
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(83,986)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0	0
Non-PEO NEO | Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0	$ 0	$ 0	$ 0	$ 0